Share-based Compensation (Details 3) In Thousands, except Share data, unless otherwise specified	0 Months Ended			12 Months Ended					12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		0 Months Ended		1 Months Ended	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		0 Months Ended		12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		0 Months Ended		12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended
	Mar. 12, 2012	Apr. 28, 2011	Feb. 08, 2010	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 2012 Inscom Options CNY	Apr. 02, 2012 2012 Inscom Options CNY	Apr. 02, 2012 2012 Inscom Options Inscom CNY	Dec. 31, 2012 2012 Inscom Options Inscom CNY	Mar. 29, 2012 2012 Inscom Options Inscom	Apr. 02, 2012 2012 Inscom Options Inscom Agents	Apr. 02, 2012 2012 Inscom Options Inscom Employees	Dec. 31, 2012 Option I1 Inscom CNY	Apr. 02, 2012 Option I1 Inscom Agents	Dec. 31, 2012 Option I2 Inscom CNY	Dec. 31, 2012 Option I2 Inscom Agents Vesting on June 30, 2013	Dec. 31, 2012 Option I3 Inscom CNY	Apr. 02, 2012 Option I3 Inscom Employees	Dec. 31, 2012 Option I4 Inscom CNY	Dec. 31, 2012 Option I4 Inscom Employees Vesting on June 30, 2013	Mar. 12, 2012 2012 Options G USD ($)	Mar. 12, 2012 2012 Options G CNY	Dec. 31, 2012 2012 Options G CNY	Mar. 12, 2012 2012 Options H USD ($)	Mar. 12, 2012 2012 Options H CNY	Dec. 31, 2012 2012 Options H CNY	Mar. 12, 2012 2012 Options H Agents	Apr. 28, 2011 2011 Options USD ($)	Apr. 28, 2011 2011 Options CNY	Nov. 30, 2011 2011 Options CNY	Dec. 31, 2012 2011 Options CNY	Dec. 31, 2011 2011 Options CNY	Dec. 31, 2011 Option F1	Mar. 31, 2012 Option F1	Dec. 31, 2011 Option F2	Dec. 31, 2012 Option F2 Vesting on March 31, 2013	Dec. 31, 2011 Option F3	Dec. 31, 2012 Option F3 Vesting on March 31, 2014	Dec. 31, 2011 Option F4	Dec. 31, 2012 Option F4 Vesting on March 31, 2015	Feb. 08, 2010 2010 Options USD ($)	Feb. 08, 2010 2010 Options CNY	Nov. 30, 2011 2010 Options CNY	Dec. 31, 2012 2010 Options CNY	Dec. 31, 2011 2010 Options CNY	Dec. 31, 2010 2010 Options CNY	Dec. 31, 2010 Option E1	Mar. 31, 2011 Option E1	Dec. 31, 2010 Option E2	Mar. 31, 2012 Option E2	Dec. 31, 2010 Option E3	Dec. 31, 2012 Option E3 Vesting on March 31, 2013	Dec. 31, 2010 Option E4	Dec. 31, 2012 Option E4 Vesting on March 31, 2014	Mar. 09, 2009 2009 Options USD ($)	Mar. 09, 2009 2009 Options CNY	Dec. 31, 2012 2009 Options CNY	Dec. 31, 2011 2009 Options CNY	Dec. 31, 2010 2009 Options CNY	Dec. 31, 2009 Option D1	Mar. 31, 2010 Option D1	Dec. 31, 2009 Option D2	Mar. 31, 2011 Option D2	Dec. 31, 2009 Option D3	Mar. 31, 2012 Option D3	Dec. 31, 2009 Option D4	Dec. 31, 2012 Option D4 Vesting on March 31, 2013	Nov. 21, 2008 2008 Options USD ($)	Nov. 21, 2008 2008 Options CNY	Dec. 31, 2012 2008 Options CNY	Dec. 31, 2011 2008 Options CNY	Dec. 31, 2010 2008 Options CNY	Dec. 31, 2008 Option C1	Mar. 31, 2010 Option C1	Dec. 31, 2008 Option C2	Mar. 31, 2011 Option C2	Dec. 31, 2008 Option C3	Mar. 31, 2012 Option C3	Dec. 31, 2008 Option C4	Dec. 31, 2012 Option C4 Vesting on March 31, 2013	Feb. 03, 2007 2007 Option A CNY	Dec. 31, 2012 2007 Option A CNY	Dec. 31, 2007 2007 Option A
Share-based Compensation
Equity interest (as a percent)													65.10%
Maximum number of ordinary shares that can be granted													202,400,000
Percentage of the total number of ordinary shares outstanding represented by the maximum number of shares approved													20.00%
Share options granted to purchase ordinary shares (in shares)														36,515,586													3,800,000	3,800,000		3,000,000
Share options granted to purchase ordinary shares (in shares)	96,645,000	28,400,000	48,000,000												24,492,750																28,400,000	28,400,000												48,000,000	48,000,000													10,000,000	10,000,000												32,000,000	32,000,000												5,473,684
Vesting period of options											2 years													5 years	5 years						4 years	4 years												4 years	4 years													4 years	4 years												4 years	4 years												2 years
Options vested (as a percent)																	86.00%		14.00%		36.00%		64.00%														30.00%		30.00%		20.00%		20.00%								30.00%		30.00%		20.00%		20.00%							30.00%		30.00%		20.00%		20.00%							30.00%		30.00%		20.00%		20.00%
Exercise price per ordinary share (in RMB or dollars per share)											1.00													$ 0.30	1.90		$ 0.30	1.90			$ 0.73	4.77												$ 0.84	5.73													$ 0.34	2.30												$ 0.28	1.90												2.32
Weighted average assumptions used in determining the fair value
Fair value per underlying ordinary shares of Inscom (in dollars per share)					1.48	1.45	1.58									0.02		0.02		0.02		0.02
Risk-free interest rate (as a percent)																1.74%		1.83%		1.94%		2.06%														1.93%		2.27%		2.54%		2.81%								2.35%		2.61%		2.82%		3.06%							3.35%		3.51%		3.55%		3.61%							3.70%		3.71%		3.93%		4.07%				2.71%
Expected life																2 years 8 months 12 days		2 years 8 months 12 days		5 years 2 months 12 days		5 years 2 months 12 days														3 years 5 months 5 days		3 years 11 months 5 days		4 years 5 months 5 days		4 years 11 months 8 days								3 years 7 months 20 days		4 years 1 month 20 days		4 years 7 months 20 days		5 years 1 month 20 days							3 years 6 months 22 days		4 years 22 days		4 years 6 months 22 days		5 years 22 days							3 years 10 months 10 days		4 years 4 months 10 days		4 years 10 months 10 days		5 years 4 months 10 days				5 years 7 months 6 days
Expected volatility (as a percent)																77.00%		71.00%		67.00%		67.00%														35.54%		34.34%		32.93%		32.49%								34.91%		33.70%		32.62%		31.82%							33.00%		31.90%		32.20%		31.20%							28.20%		28.90%		28.00%		27.60%				28.50%
Expected dividend yield (as a percent)																0.00%		0.00%		0.00%		0.00%														0.00%		0.00%		0.00%		0.00%								1.31%		1.31%		1.31%		1.31%							0.00%		0.00%		0.00%		0.00%							0.00%		0.00%		0.00%		0.00%				0.00%
Early exercise multiple												3.0				3.0		3.0		3.0		3.0
Post-vesting forfeiture rate (as a percent)																0.00%		0.00%		5.00%		5.00%
Risk premium on risk-free interest rate (as a percent)																								1.05%	1.05%				1.05%
Share-based compensation expenses recognized (in RMB or dollars)				$ 10,735	66,878	57,003	22,211					3														60,666								0	24,615												0	26,985	16,653											1,353	1,469	1,479											3,756	3,934	4,079
Intrinsic value as of the date of grant (in RMB)					15,436	7,070	146,782	224,835		0																						0													0														0													0												0
Options cancelled (in shares)									0																																					27,671,884
Options cancelled (in shares)						44,646,484						0																					16,974,600
Forfeited (in shares)				411,490	411,490	31,991,516	1,446,410		0			0																							11,425,400													20,328,116												200,410	153,480	917,330											211,080	84,520	529,080
Share-based compensation expense related to forfeited options																																			0													0												0	0	0											0	0	0
Share-based compensation expenses recognized for options cancelled (in RMB or dollars)																																	22,015													26,150
Options exercised (in shares)																																																0												1,240,480													2,553,440												4,000,000
Shares grant as a percentage of the issued share capital of CISG on a fully diluted basis																																																																																				0.80%
Options vesting upon public listing of the company (as a percent)																																																																																				40.00%
Options vesting on first anniversary of employment (as a percent)																																																																																				30.00%
Options vesting on second anniversary of employment (as a percent)																																																																																				30.00%
Information about the Company's stock option plans
Options outstanding (in shares)				133,161,231	133,161,231	37,111,101	88,019,441	46,566,631	61,008,336			61,008,336														92,684,420			3,800,000					0													0													7,450,300													28,573,880												652,631
Weighted Average Remaining Contractual Life									1 year 7 months 2 days			1 year 7 months 2 days														9 years 3 months			9 years 3 months																															1 year 3 months													1 year 3 months												4 years
Weighted average exercise price (in RMB per share)					1.92	1.99	4.04	2.03	1.00			1.00														1.90			1.90																															2.30													1.90												2.32
Options Exercisable (in shares)				47,260,811	47,260,811				40,337,472			40,337,472														18,408,420																																		5,809,380													22,390,380												652,631